Contractual Obligation, Fiscal Year Maturity Schedule (Details)	Jul. 31, 2017 USD ($)
Purchase Obligation	$ 16,113,770
Purchase Obligation, Due in Next Twelve Months	16,113,770
Purchase Obligation, Due in Second Year	0
Purchase Obligation, Due in Third Year	0
Purchase Obligation, Due in Fourth Year	0
Purchase obligation due after fourth year	0
Operating Leases, Future Minimum Payments Due	912,640
Operating Leases, Future Minimum Payments Due, Next Twelve Months	205,563
Operating Leases, Future Minimum Payments, Due in Two Years	122,970
Operating Leases, Future Minimum Payments, Due in Three Years	122,970
Operating Leases, Future Minimum Payments, Due in Four Years	122,970
Operating Leases, Future Minimum Payments, Due After Four Years	338,167
Contractual Obligation	20,302,664
Contractual Obligation, Due in Next Fiscal Year	19,400,587
Contractual Obligation, Due in Second Year	302,970
Contractual Obligation, Due in Third Year	137,970
Contractual Obligation, Due in Fourth Year	122,970
Contractual Obligation, Due after Four Years	338,167
Due to directors [Member]
Other Commitment	500,247
Other Commitment, Due in Next Twelve Months	500,247
Other Commitment, Due in Second Year	0
Other Commitment, Due in Third Year	0
Other Commitment, Due in Fourth Year	0
Other Commitment, Due after Four Years	0
Due to related parties [Member]
Other Commitment	2,352,821
Other Commitment, Due in Next Twelve Months	2,352,821
Other Commitment, Due in Second Year	0
Other Commitment, Due in Third Year	0
Other Commitment, Due in Fourth Year	0
Other Commitment, Due after Four Years	0
Consulting agreements [Member]
Other Commitment	423,186
Other Commitment, Due in Next Twelve Months	228,186
Other Commitment, Due in Second Year	180,000
Other Commitment, Due in Third Year	15,000
Other Commitment, Due in Fourth Year	0
Other Commitment, Due after Four Years	$ 0